Submission	Dec. 02, 2024
Submission [Line Items]
Central Index Key	0001715497
Registrant Name	Borr Drilling Limited
Registration File Number	333-266328
Form Type	F-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES